INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Write-downs (reversals of write-downs) of inventories	$ 0	$ (5,710)
Finished goods	23,433	19,262
Stockpiled ore	18,195	6,806
Leach pad inventory	162,335	128,783
Materials and supplies	28,785	27,730
Current inventories	232,748	182,581
Non-current materials and supplies (note 8)	2,006	3,973
Inventories	234,754	186,554
Inventory write-down	$ 3,436	7,250
Puna Operations
Disclosure of operating segments [line items]
Write-downs (reversals of write-downs) of inventories		$ (6,342)